Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	12 Months Ended
	Dec. 15, 2023	Mar. 31, 2022	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
C000234952
Account Value [Line Items]
Line Graph and Table Measure Name		VELA Income Opportunities Fund - Class A			VELA Income Opportunities Fund - Class A
Account Value		$ 9,497		$ 9,966	$ 9,966	$ 8,556	$ 7,773
C000234953
Account Value [Line Items]
Line Graph and Table Measure Name		VELA Income Opportunities Fund - Class I
Account Value		$ 10,000		10,563	$ 10,563	9,048	8,209
C000221920
Account Value [Line Items]
Line Graph and Table Measure Name					VELA International Fund - Class A
Account Value			$ 9,497	13,992	$ 13,992	11,726	9,224	$ 11,690
C000221919
Account Value [Line Items]
Line Graph and Table Measure Name					VELA International Fund - Class I
Account Value			10,000	14,905	$ 14,905	12,453	9,784	12,360
C000221922
Account Value [Line Items]
Line Graph and Table Measure Name					VELA Large Cap Plus Fund - Class A
Account Value			9,497	17,162	$ 17,162	13,869	12,116	13,023
C000221921
Account Value [Line Items]
Line Graph and Table Measure Name					VELA Large Cap Plus Fund - Class I
Account Value			10,000	$ 18,244	$ 18,244	14,709	12,811	13,746
C000246925
Account Value [Line Items]
Line Graph and Table Measure Name				VELA Short Duration Fund - Class A
Account Value	$ 9,497			$ 9,881	9,881
C000246926
Account Value [Line Items]
Line Graph and Table Measure Name				VELA Short Duration Fund - Class I
Account Value	$ 10,000			$ 10,481	$ 10,481
C000221924
Account Value [Line Items]
Line Graph and Table Measure Name					VELA Small Cap Fund - Class A
Account Value			9,497	18,595	$ 18,595	15,547	13,624	14,715
C000221923
Account Value [Line Items]
Line Graph and Table Measure Name					VELA Small Cap Fund- Class I
Account Value			$ 10,000	19,780	$ 19,780	16,495	14,421	15,539
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000		12,960	12,960	9,586	7,958
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000		12,960	12,960	9,586	7,958
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI WORLD ex USA Index
Account Value			$ 10,000	14,917	14,917	11,935	9,625	12,650
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI WORLD ex USA Index
Account Value			$ 10,000	14,917	14,917	11,935	9,625	12,650
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	17,691	17,691	13,086	10,863	13,188
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	17,691	17,691	13,086	10,863	13,188
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,510	10,510
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,510	10,510
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	17,691	17,691	13,086	10,863	13,188
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	17,691	17,691	13,086	10,863	13,188
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		11,558	11,558	9,400	8,516
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		11,558	11,558	9,400	8,516
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	17,828	17,828	13,140	10,842	13,096
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	17,828	17,828	13,140	10,842	13,096
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 10,000			10,486	10,486
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 10,000			10,486	10,486
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	15,600	15,600	12,307	11,298	14,768
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	$ 15,600	$ 15,600	$ 12,307	$ 11,298	$ 14,768